Segments (Details)	6 Months Ended
Jun. 30, 2026 Segment
Segments [Abstract]
Number of operating segments	1
Description of CODM	The Company’s chief operating decision maker is the Chief Executive and Operations Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has one operating segment: AR advertising services
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive and Operations Officer [Member]